LEASES - Narrative (Details) - ft² ft² in Thousands	1 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
New York City, NY
Lessee, Lease, Description [Line Items]
Term of contract (in years)		15 years
Area of property (in sq. ft.)		89
Syracuse, NY
Lessee, Lease, Description [Line Items]
Area of property (in sq. ft.)	143
Additional lease term (in years)	5 years
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term (as a percent)		1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term (as a percent)		15 years